Cash and Cash Equivalents:	6 Months Ended
Jun. 30, 2023
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents:

Note 3. Cash and Cash Equivalents:

Cash and Cash Equivalents

	June 30,	December 31,
	2023	2022
Bank deposits	$621,365	$1,123,095
Short term investments	696,074	14,257,394
Total	$1,317,439	$15,380,489

The Company’s cash and cash equivalents are predominantly held in U.S. banks and Canadian chartered banks. Short term investments include money market funds, certificates of deposit and U.S. treasury bills which mature in three months or less.